AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2026
	Shares	Value
Common Stocks - 98.9%
Communication Services - 10.8%
Alphabet, Inc., Class A (United States)	88,182	$31,513,601
Deutsche Telekom AG (Germany)	271,500	7,402,257
Netflix, Inc. (United States)*	107,262	7,658,507
Singapore Telecommunications, Ltd. (Singapore)	3,129,200	10,683,141
Spotify Technology, S.A. (Luxembourg)*	10,878	4,994,416
Tencent Holdings, Ltd. (China)	84,600	4,668,444

Total Communication Services		66,920,366
Consumer Discretionary - 2.1%
eBay, Inc. (United States)	66,347	7,414,277
Sony Group Corp. (Japan)	296,400	5,964,773

Total Consumer Discretionary		13,379,050
Consumer Staples - 2.8%
Colgate-Palmolive Co. (United States)	71,075	6,516,156
Sprouts Farmers Market, Inc. (United States)*	66,757	5,646,307
Unilever PLC (United Kingdom)	86,844	5,230,644

Total Consumer Staples		17,393,107
Financials - 16.3%
Chubb, Ltd. (Switzerland)	31,520	10,740,125
HA Sustainable Infrastructure Capital, Inc. (United States)[1]	235,023	9,177,648
Hannover Rueck SE (Germany)	17,916	4,961,587
Intesa Sanpaolo S.p.A. (Italy)	1,335,967	9,182,487
Mitsubishi UFJ Financial Group, Inc. (Japan)	580,800	11,571,240
Morgan Stanley (United States)	52,095	10,889,939
ORIX Corp. (Japan)	273,750	10,427,557
OTP Bank Nyrt (Hungary)	55,366	8,177,892
Ping An Insurance Group Co. of China, Ltd., Class H (China)	1,226,000	8,016,547
Standard Chartered PLC (United Kingdom)	245,280	6,633,003
Visa, Inc., Class A (United States)	33,975	11,656,483

Total Financials		101,434,508
Health Care - 10.9%
AstraZeneca PLC (United Kingdom)	32,650	6,095,896
Danaher Corp. (United States)	31,974	6,090,407
Edwards Lifesciences Corp. (United States)*	69,993	6,331,567
Eli Lilly & Co. (United States)	6,132	7,354,905
Gilead Sciences, Inc. (United States)	55,090	6,960,071
Hoya Corp. (Japan)	37,370	6,027,833
Merck & Co., Inc. (United States)	85,443	10,979,425
Quest Diagnostics, Inc. (United States)	31,719	6,722,842
Roche Holding AG (Switzerland)	27,815	11,434,368

Total Health Care		67,997,314
	Shares	Value
Industrials - 14.7%
Contemporary Amperex Technology Co., Ltd., Class H (China)[1]	107,030	$9,641,175
HD Hyundai Electric Co., Ltd. (South Korea)	13,640	8,749,804
Hubbell, Inc. (United States)	12,690	6,639,408
Mitsubishi Electric Corp. (Japan)	268,500	9,847,106
Prysmian S.p.A. (Italy)	62,800	10,571,953
Schneider Electric SE (France)	33,376	10,921,488
Siemens AG (Germany)	32,090	10,317,169
Vertiv Holdings Co., Class A (United States)	29,035	9,721,499
Westinghouse Air Brake Technologies Corp. (United States)	30,389	8,192,874
Xylem, Inc. (United States)	56,804	6,714,801

Total Industrials		91,317,277
Information Technology - 32.8%
Accton Technology Corp. (Taiwan)	151,210	12,060,837
Apple, Inc. (United States)	65,510	18,955,974
Applied Materials, Inc. (United States)	15,831	11,445,813
ASM International, N.V. (Netherlands)	10,830	12,454,300
Broadcom, Inc. (United States)	36,597	13,824,517
First Solar, Inc. (United States)*	22,740	5,365,731
Microsoft Corp. (United States)	46,960	17,517,019
NVIDIA Corp. (United States)	153,135	30,640,782
Salesforce, Inc. (United States)	25,717	4,028,825
Samsung Electronics Co., Ltd. (South Korea)	142,304	31,576,865
Silergy Corp. (China)	312,000	5,963,628
SK hynix, Inc. (South Korea)	3,515	6,202,508
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	71,288	34,045,010

Total Information Technology		204,081,809
Materials - 3.4%
CRH PLC (Ireland)	71,813	7,683,991
Ecolab, Inc. (United States)	22,860	6,369,024
Steel Dynamics, Inc. (United States)	30,032	6,891,143

Total Materials		20,944,158
Real Estate - 0.6%
CBRE Group, Inc., Class A (United States)*	27,390	3,689,159
Utilities - 4.5%
American Water Works Co., Inc. (United States)	41,495	5,459,912
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR (Brazil)[1]	843,955	4,878,060
SSE PLC (United Kingdom)	217,330	7,011,615

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Utilities - 4.5% (continued)
Veolia Environnement, S.A. (France)	261,085	$10,879,742

Total Utilities		28,229,329

Total Common Stocks (Cost $432,210,497)		615,386,077

	Principal Amount
Short-Term Investments - 1.8%
Joint Repurchase Agreements - 0.8%[2]
Daiwa Capital Markets America, dated 06/30/26, due 07/01/26, 3.640% total to be received $99,850 (collateralized by various U.S. Treasuries, 2.125% - 4.125%, 06/30/27 - 01/15/35, totaling $101,837)	$99,840	99,840
State of Wisconsin Investment Board, dated 06/30/26, due 07/01/26, 3.760% total to be received $4,866,508 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 01/15/28 - 02/15/56, totaling $4,951,904)	4,866,000	4,866,000

Total Joint Repurchase Agreements		4,965,840

	Shares	Value
Other Investment Companies - 1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.54%[3]	2,480,370	$2,480,370
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[3]	3,720,555	3,720,555

Total Other Investment Companies		6,200,925

Total Short-Term Investments (Cost $11,166,765)		11,166,765
Total Investments - 100.7% (Cost $443,377,262)		626,552,842
Other Assets, less Liabilities - (0.7)%		(4,343,238)
Net Assets - 100.0%		$622,209,604

*	Non-income producing security.
[1]	Some of these securities, amounting to $15,957,393 or 2.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2026, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$135,823,671	$68,258,138	—	$204,081,809
Financials	42,464,195	58,970,313	—	101,434,508
Industrials	31,268,582	60,048,695	—	91,317,277
Health Care	44,439,217	23,558,097	—	67,997,314
Communication Services	44,166,524	22,753,842	—	66,920,366
Utilities	10,337,972	17,891,357	—	28,229,329
Materials	20,944,158	—	—	20,944,158
Consumer Staples	12,162,463	5,230,644	—	17,393,107
Consumer Discretionary	7,414,277	5,964,773	—	13,379,050
Real Estate	3,689,159	—	—	3,689,159
Short-Term Investments
Joint Repurchase Agreements	—	4,965,840	—	4,965,840
Other Investment Companies	6,200,925	—	—	6,200,925
Total Investments in Securities	$358,911,143	$267,641,699	—	$626,552,842

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended June 30, 2026, there were no transfers in or out of Level 3.

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at June 30, 2026, was as follows:
Country	% of Long-Term Investments
Brazil	0.8
China	4.6
France	3.5
Germany	3.7
Hungary	1.3
Ireland	1.3
Italy	3.2
Japan	7.1
Luxembourg	0.8
Netherlands	2.0
Singapore	1.7
South Korea	7.6
Switzerland	3.6
Taiwan	7.5
United Kingdom	4.1
United States	47.2
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$15,957,393	$4,965,840	$11,375,515	$16,341,355
The following table summarizes the securities received as collateral for securities lending at June 30, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	07/15/26-05/15/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.